LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Number of common stock sold		745,778
Proceeds from sale of stock		$ 288,000
Stock price		$ 0.375
Factoring Agreements [Member]
Amount of factored invoices		$ 0
Terms of agreement	The Company receives 90% of the factored receivables for a fee of 1.9% of the factored invoice	The Company receives 90% of the factored receivables for a fee of 1.9% of the factored invoice
Maximum [Member]
Stock price		$ 0.45
Minimum [Member]
Stock price		$ 0.37